UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23848

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StepStone Private Infrastructure Fund
(Exact name of registrant as specified in charter)

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128 S Tryon St., Suite 1600
Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Robert W. Long
Chief Executive Officer
StepStone Group Private Wealth LLC
128 S Tryon St., Suite 1600
Charlotte, NC 28202
(Name and address of agent for service)

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Registrant’s telephone number, including area code: (704) 215-4300

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

ITEM 1.    REPORTS TO STOCKHOLDERS.

(a)      The Report to Shareholders is attached herewith.

StepStone Private Infrastructure Fund

Consolidated Financial Statements

For the Period September 11, 2023* through September 30, 2023
(Unaudited)

Semi-Annual Report

*   The Fund commenced operations on September 11, 2023. See Note 1 in the accompanying notes to consolidated financial statements.

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund or your financial intermediary. You may elect to receive all future reports, including your shareholder reports, in paper free of charge by contacting the Fund at 704-215-4300. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all StepStone Funds.

StepStone Private Infrastructure Fund
Table of Contents For the Period September 11, 2023* through September 30, 2023 (Unaudited)

*   The Fund commenced operations on September 11, 2023. See Note 1 in the accompanying notes to consolidated financial statements.

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (704) 215-4300; or through the Fund’s website at https://www.stepstonepw.com/spring-documents; or both; and (ii) on the Commission’s website at http://www.sec.gov.

StepStone Private Infrastructure Fund
Consolidated Schedule of Investments September 30, 2023 (Unaudited)
Investments	Asset Class	Acquisition Date	Fair Value
Secondary Investments — 37.5%[1,2,3,4]
North America — 24.1%
Brookfield Infrastructure Fund I*,5,6	Infrastructure Assets	09/29/2023	$151,666
Brookfield Infrastructure Fund III*,5,6	Infrastructure Assets	09/29/2023	1,881,078
Global Infrastructure Partners III-C, L.P.*,5,6	Infrastructure Assets	09/29/2023	4,348,053
Total North America			6,380,797
Europe — 13.4%
iCON Infrastructure Partners III, L.P.*,6,7	Infrastructure Assets	09/29/2023	3,556,609
Total Europe			3,556,609
Total Secondary Investments (Cost $8,810,673)			9,937,406

Total Investments — 37.5% (Cost $8,810,673)			9,937,406
Other assets in excess of liabilities — 62.5%			16,541,755
Net Assets — 100.0%			$26,479,161

*   Investment is non-income producing.

1    Geographic region generally reflects the location of the investment manager.

2    Investments do not allow redemptions or withdrawals except at discretion of their general partner, manager or advisor.

3    Investments do not issue shares, except where noted.

4    Private Investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of September 30, 2023 was $9,937,406, or 37.5% of net assets. As of September 30, 2023, the aggregate cost of each investment restricted to sale was $112,132, $1,506,637, $3,625,068 and $3,566,836, respectively, totaling $8,810,673.

5    Security is held by STRUCTURE Cayman IV LLC.

6    Investment has been committed to but has not been fully funded by the Fund.

7    Security is held by STRUCTURE Cayman III LLC.

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Infrastructure Fund
Consolidated Schedule of Investments September 30, 2023 (Unaudited) (Continued)
Summary of Investments by Strategy (as a percentage of total investments)
Secondary Investments	100.0%
Total Investments	100.0%

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Infrastructure Fund
Consolidated Statement of Assets and Liabilities September 30, 2023 (Unaudited)
Assets
Investments, at fair value (cost $8,810,673)	$9,937,406
Cash denominated in foreign currency (cost $812)	812
Cash	33,956,054
Investments purchased receivable	15,535,313
Receivable for fund shares sold	220,000
Interest receivable	47,541
Deferred offering and organizational costs	638,626
Total Assets	60,335,752

Liabilities
Revolving credit facility	8,800,000
Less deferred debt issuance costs	(423,285)
Revolving credit facility less deferred debt issuance costs	8,376,715
Payable for investments purchased	24,348,626
Due to Adviser	602,802
Professional fees payable	459,355
Revolving credit facility fees payable	24,107
Trustees’ fees payable	15,124
Management fees payable	15,105
Transfer agent fees payable	5,616
Administration fees payable	2,171
Other accrued expenses	6,970
Total Liabilities	33,856,591

Commitments and contingencies (see Note 8)

Net Assets	$26,479,161

Components of Net Assets:
Paid-in capital	$25,377,360
Total distributable earnings	1,101,801
Net Assets	$26,479,161

Class I:
Net Assets	$26,447,856
Outstanding Shares	2,534,768
Net Asset Value Per Share	$10.43

Class D:
Net Assets	$10,435
Outstanding Shares	1,000
Net Asset Value Per Share	$10.43

Class S:
Net Assets	$10,435
Outstanding Shares	1,000
Net Asset Value Per Share	$10.43

Class T:
Net Assets	$10,435
Outstanding Shares	1,000
Net Asset Value Per Share	$10.43

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Infrastructure Fund
Consolidated Statement of Operations For the Period Ended September 30, 2023* (Unaudited)
Investment Income
Interest income	$47,541
Total Investment Income	47,541

Expenses
Professional fees	46,884
Amortization of offering and organizational costs.	39,970
Revolving credit facility fees[1]	38,470
Trustees’ fees	15,124
Management fees	15,105
Transfer agent fees	5,616
Administration fees	2,171
Other expenses	7,470
Total Expenses	170,810
Adviser expense reimbursement	(100,977)
Net Expenses	69,833
Net Investment Income (Loss)	(22,292)

Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	1,124,093
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	1,124,093

Net Increase (Decrease) in Net Assets from Operations	$1,101,801

*   The Fund commenced operations on September 11, 2023. See Note 1 in the accompanying notes to consolidated financial statements.

1    Includes amortization of debt issuance costs, commitment fees and interest expense.

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Infrastructure Fund
Consolidated Statement of Changes in Net Assets
For the Period Ended September 30, 2023* (Unaudited)
Change in Net Assets Resulting from Operations
Net investment income (loss)	$(22,292)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	1,124,093
Net Increase (Decrease) in Net Assets Resulting from Operations	1,101,801

Change in Net Assets Resulting from Capital Share Transactions
Class I
Proceeds from shares issued	25,347,360
Total Class I Transactions	25,347,360

Class D
Proceeds from shares issued	10,000
Total Class D Transactions	10,000

Class S
Proceeds from shares issued	10,000
Total Class S Transactions	10,000

Class T
Proceeds from shares issued	10,000
Total Class T Transactions	10,000

Change in Net Assets Resulting from Capital Share Transactions	25,377,360

Total Increase (Decrease) in Net Assets	26,479,161

Net Assets
Beginning of period	—
End of period	$26,479,161

*    The Fund commenced operations on September 11, 2023. See Note 1 in the accompanying notes to consolidated financial statements.

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Infrastructure Fund
Consolidated Statement of Cash Flows For the Period Ended September 30, 2023* (Unaudited)
Cash Flows From Operating Activities
Net increase (decrease) in net assets from operations	$1,101,801
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(8,810,673)
Net change in unrealized (appreciation) depreciation on investments and foreign currency translation	(1,124,093)
(Increase)/Decrease in Assets
Investments purchased receivable	(15,535,313)
Interest receivable	(47,541)
Deferred offering and organizational costs	(638,626)
Increase/(Decrease) in Liabilities
Payable for investments purchased	24,348,626
Due to Adviser	602,802
Professional fees payable	459,355
Revolving credit facility fees payable	24,107
Trustees’ fees payable	15,124
Management fees payable	15,105
Transfer agent fees payable	5,616
Administration fees payable	2,171
Other accrued expenses	6,970
Net Cash Provided by (Used in) Operating Activities	425,431

Cash Flows from Financing Activities
Proceeds from issuance of shares, net of receivable for fund shares sold	25,157,360
Proceeds from revolving credit facility	8,800,000
Debt issuance costs	(437,654)
Amortization of debt issuance costs	14,369
Net Cash Provided by (Used in) Financing Activities	33,534,075

Effect of exchange rate changes on cash and payables	(2,640)

Net Increase (Decrease) in Cash and Cash Denominated in Foreign Currency	33,956,866

Cash and Cash Denominated in Foreign Currency
Beginning of period	—
End of period	$33,956,866

End of Period Balances
Cash	33,956,054
Cash denominated in foreign currency	812
End of Period Balance	$33,956,866

*     The Fund commenced operations on September 11, 2023. See Note 1 in the accompanying notes to consolidated financial statements.

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Infrastructure Fund
Consolidated Financial Highlights Class I

Per share operating performance for a capital share outstanding throughout each period

For the Period Ended September 30, 2023* (Unaudited)
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.00
Activity from investment operations:
Net investment income (loss)[1]	(0.01)
Net realized gains and change in unrealized appreciation (depreciation) on investments and foreign currency translation	0.44
Total from investment operations	0.43

Net Asset Value per share, end of period	$10.43

Net Assets, end of period (in thousands)	$26,448

Ratios to average shareholders’ equity:
Net investment income (loss)[2]	(0.77)%

Gross expenses[3]	16.28%
Adviser expense (reimbursement)/recoupment	(10.54)%[4]
Net expenses[3]	5.74%

Total return[5]	4.30%[6]

Portfolio turnover rate[7]	—%

Senior Securities:
Total borrowing (000s)	8,800
Asset coverage per $1,000 unit of senior indebtedness[8]	4,009

*    The Fund commenced operations on September 11, 2023. See Note 1 in the accompanying notes to consolidated financial statements.

1    Per share data calculated using average shares outstanding during the period.

2    Net investment income (loss) ratio has been annualized for periods of less than twelve months, except for Organizational Costs which are one time expenses.

3    Expense ratios have been annualized for periods of less than twelve months, except for Organizational Costs. Expenses do not include expenses from underlying funds in which the Fund invests.

4    Annualized.

5    Total return based on net asset value per share reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total return shown excludes the effect of applicable sales charges. Total return would have been lower had expenses not been waived by the Adviser.

6    Not annualized.

7    Represents lesser of purchases of or distributions received from investments for the period divided by the average monthly fair value of investments during the period. Result is not annualized.

8    Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Infrastructure Fund
Consolidated Financial Highlights Class D

Per share operating performance for a capital share outstanding throughout each period

For the Period Ended September 30, 2023* (Unaudited)
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.00
Activity from investment operations:
Net investment income (loss)[1]	(0.01)
Net realized gains and change in unrealized appreciation (depreciation) on investments and foreign currency translation	0.44
Total from investment operations	0.43

Net Asset Value per share, end of period	$10.43

Net Assets, end of period (in thousands)	$10

Ratios to average shareholders’ equity:
Net investment income (loss)[2]	(0.73)%

Gross expenses[3]	16.69%
Adviser expense (reimbursement)/recoupment	(10.93)%[4]
Net expenses[3]	5.76%

Total return[5]	4.30%[6]

Portfolio turnover rate[7]	—%

Senior Securities:
Total borrowing (000s)	8,800
Asset coverage per $1,000 unit of senior indebtedness[8]	4,009

*    The Fund commenced operations on September 11, 2023. See Note 1 in the accompanying notes to consolidated financial statements.

1    Per share data calculated using average shares outstanding during the period.

2    Net investment income (loss) ratio has been annualized for periods of less than twelve months, except for Organizational Costs which are one time expenses.

3    Expense ratios have been annualized for periods of less than twelve months, except for Organizational Costs. Expenses do not include expenses from underlying funds in which the Fund invests.

4    Annualized.

5    Total return based on net asset value per share reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total return shown excludes the effect of applicable sales charges. Total return would have been lower had expenses not been waived by the Adviser.

6    Not annualized.

7    Represents lesser of purchases of or distributions received from investments for the period divided by the average monthly fair value of investments during the period. Result is not annualized.

8    Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Infrastructure Fund
Consolidated Financial Highlights Class S

Per share operating performance for a capital share outstanding throughout each period

For the Period Ended September 30, 2023* (Unaudited)
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.00
Activity from investment operations:
Net investment income (loss)[1]	(0.01)
Net realized gains and change in unrealized appreciation (depreciation) on investments and foreign currency translation	0.44
Total from investment operations	0.43

Net Asset Value per share, end of period	$10.43

Net Assets, end of period (in thousands)	$10

Ratios to average shareholders’ equity:
Net investment income (loss)[2]	(0.73)%

Gross expenses[3]	16.69%
Adviser expense (reimbursement)/recoupment	(10.93)%[4]
Net expenses[3]	5.76%

Total return[5]	4.30%[6]

Portfolio turnover rate[7]	—%

Senior Securities:
Total borrowing (000s)	8,800
Asset coverage per $1,000 unit of senior indebtedness[8]	4,009

*    The Fund commenced operations on September 11, 2023. See Note 1 in the accompanying notes to consolidated financial statements.

1    Per share data calculated using average shares outstanding during the period.

2    Net investment income (loss) ratio has been annualized for periods of less than twelve months, except for Organizational Costs which are one time expenses.

3    Expense ratios have been annualized for periods of less than twelve months, except for Organizational Costs. Expenses do not include expenses from underlying funds in which the Fund invests.

4    Annualized.

5    Total return based on net asset value per share reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total return shown excludes the effect of applicable sales charges. Total return would have been lower had expenses not been waived by the Adviser.

6    Not annualized.

7    Represents lesser of purchases of or distributions received from investments for the period divided by the average monthly fair value of investments during the period. Result is not annualized.

8    Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Infrastructure Fund
Consolidated Financial Highlights Class T

Per share operating performance for a capital share outstanding throughout each period

For the Period Ended September 30, 2023* (Unaudited)
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.00
Activity from investment operations:
Net investment income (loss)[1]	(0.01)
Net realized gains and change in unrealized appreciation (depreciation) on investments and foreign currency translation	0.44
Total from investment operations	0.43

Net Asset Value per share, end of period	$10.43

Net Assets, end of period (in thousands)	$10

Ratios to average shareholders’ equity:
Net investment income (loss)[2]	(0.73)%

Gross expenses[3]	16.69%
Adviser expense (reimbursement)/recoupment	(10.93)%[4]
Net expenses[3]	5.76%

Total return[5]	4.30%[6]

Portfolio turnover rate[7]	—%

Senior Securities:
Total borrowing (000s)	8,800
Asset coverage per $1,000 unit of senior indebtedness[8]	4,009

*    The Fund commenced operations on September 11, 2023. See Note 1 in the accompanying notes to consolidated financial statements.

1    Per share data calculated using average shares outstanding during the period.

2    Net investment income (loss) ratio has been annualized for periods of less than twelve months, except for Organizational Costs which are one time expenses.

3    Expense ratios have been annualized for periods of less than twelve months, except for Organizational Costs. Expenses do not include expenses from underlying funds in which the Fund invests.

4    Annualized.

5    Total return based on net asset value per share reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total return shown excludes the effect of applicable sales charges. Total return would have been lower had expenses not been waived by the Adviser.

6    Not annualized.

7    Represents lesser of purchases of or distributions received from investments for the period divided by the average monthly fair value of investments during the period. Result is not annualized.

8    Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Infrastructure Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS September 30, 2023 (Unaudited)

1. Organization

StepStone Private Infrastructure Fund (“Fund”) was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on December 2, 2022 (“Inception”) and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund is offered to investors who are accredited investors within the meaning of Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended. The Fund commenced operations on September 11, 2023 (“Commencement of Operations”).

The Fund offers Class I Shares, Class D Shares, Class S Shares and Class T Shares (together, “Shares”) to eligible investors (“Shareholders”). The Shares will be offered in a continuous registered public offering with subscriptions accepted on a daily basis at the then-current-daily net asset value (“NAV”) per share, adjusted for sales load, if applicable. The Fund intends to conduct quarterly offers to repurchase a minimum of 5.00% and up to a maximum of 25.00% of outstanding Shares at NAV, pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, (“1940 Act”) unless such offer is suspended or postponed in accordance with regulatory requirements. The offer to repurchase Shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting Shares as defined in the 1940 Act.

The Board provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. StepStone Group Private Wealth LLC serves as the Fund’s investment adviser (“Adviser”). The Adviser oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. StepStone Group Real Assets LP (“StepStone”) serves as the Fund’s investment sub-adviser (“Sub-Adviser”) and is responsible for the day-to-day management of the Fund’s assets.

The Fund’s investment objective is to achieve long-term capital appreciation and provide current income by offering investors access to a global investment portfolio of private infrastructure assets and, in select cases, investments in other private market asset classes, including but not limited to real estate, private equity and private debt (together, “Private Market Assets”).

2. Summary of Significant Accounting Policies

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the consolidated financial statements.

Basis of Consolidation

The consolidated financial statements include the accounts of subsidiaries wholly-owned by the Fund: STRUCTURE LLC (Series A and Series B), a Delaware limited liability company, as well as STRUCTURE Cayman LLC, STRUCTURE Cayman II LLC, STRUCTURE Cayman III LLC and STRUCTURE Cayman IV LLC (together, “STRUCTURE Cayman”), which are limited liability companies registered in the Cayman Islands. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Changes in the economic environment, financial markets, and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

StepStone Private Infrastructure Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS September 30, 2023 (Unaudited) (Continued)
2. Summary of Significant Accounting Policies (continued)

Net Asset Value Determination

The NAV of the Fund is determined as of the close of business on each business day, or as may be determined from time to time in accordance with policies approved by the Board (each, a “Determination Date”). In determining NAV, the Fund’s investments are valued as of the relevant Determination Date. The NAV of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses allocated to Shares based on the relative net assets of each class to the total net assets of the Fund, each determined as of the relevant Determination Date.

Valuation of Investments

The Fund’s investments are valued as of each Determination Date at fair value consistent with the principles of ASC Topic 820, Fair Value Measurements (“ASC 820”). The Board has adopted valuation policies and procedures (“Valuation Procedures”) and has appointed the Adviser to manage the valuation process of the Fund. The Adviser utilizes the resources and personnel of the Sub-Adviser and the Fund’s sub-administrator in carrying out its responsibilities. The Board must determine fair value in good faith for all Fund investments and has chosen to designate the Adviser to perform the fair value determinations.

Investments held by the Fund in Private Market Assets include secondary purchases of existing investments in (i) individual operating companies or assets and (ii) private investment funds (“Secondary Investments”), investments in private funds actively fundraising (“Primary Investments”) and investments in the equity and/or debt of operating companies, projects or properties (“Co-Investments”). These types of investments normally do not have readily available market prices and therefore will be fair valued according to the Valuation Procedures at each Determination Date. The Valuation Procedures require evaluation of all relevant information reasonably available to the Adviser at the time the Fund’s investments are valued. Valuations of Private Market Assets are inherently subjective and at any point in time may differ materially from the ultimate value, if any, realized on the investment.

Ordinarily, the fair value of the Fund’s investment in a Secondary Investment or a Primary Investment is based on the net asset value of the investment reported by its investment manager. In determining fair value, the Fund also incorporates public benchmark returns that are relevant to the investment funds under consideration to adjust fair values for the relevant Determination Date. The public benchmark returns are adjusted for long-term, historical correlations between public and private investment returns and other relevant factors. If the Adviser determines that the most recent net asset value reported by the investment manager does not represent fair value or if the investment manager fails to report a net asset value to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. In making that determination, the Adviser will consider whether it is appropriate, in light of all relevant circumstances, to value such investment at the net asset value last reported by its investment manager, or whether to adjust such net asset value to reflect a premium or discount (adjusted net asset value). The net asset values or adjusted net asset values are net of management fees and performance/incentive fees (carried interest) payable pursuant to the respective organizational documents of the investment.

In assessing the fair value of the Fund’s Co-Investments in accordance with the Valuation Procedures, the Adviser uses a variety of methods such as earnings and multiple analysis, discounted cash flow analysis and market data from third party pricing services. The Adviser takes into account the following factors in determining the fair value of a Co-Investment: latest round of financing, company operating performance, market-based multiples, potential merger and acquisition activity and any other material information that may impact investment fair value.

In certain circumstances, the Adviser may determine that cost best approximates the fair value of a particular Private Market Asset. The Fund will generally value its investments that are traded or dealt in upon one or more securities exchanges and for which market quotations are readily available at the last quoted sales price on the primary exchange, or at the mean between the current bid and ask prices on the primary exchange, as of the Determination Date.

The Sub-Adviser and one or more of its affiliates acts as investment adviser to clients other than the Fund. However, the value attributed to a Private Market Asset held by the Fund and the value attributed to the same Private Market Asset held by another client of the Sub-Adviser or one of its affiliates might differ as a result of differences in accounting, regulatory, timing and other factors applicable to the Fund when compared to such other client.

StepStone Private Infrastructure Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS September 30, 2023 (Unaudited) (Continued)
2. Summary of Significant Accounting Policies (continued)

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates on the Determination Date. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the date of the relevant transaction. The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from fluctuations in the fair value of investments. Such fluctuations are included within the net realized gain distributions from investments and foreign currency transactions and the net change in unrealized appreciation (depreciation) on investments and foreign currency translation in the Consolidated Statement of Operations. As of September 30, 2023, the Fund held one Secondary Investment denominated in a foreign currency.

Realized Gains on Investments, Interest Income and Dividend Income

Distributions received from Secondary Investments, Primary Investments and Co-Investments occur at irregular intervals and the exact timing of the distributions cannot be determined. The classification of distributions received in cash or in-kind, including return of capital, realized gains, interest income and dividend income, is based on information received from the investment manager of the Secondary Investments, Primary Investments or Co-Investments. Dividend income and interest income are recorded on an accrual basis.

Fund Expenses

The Fund bears all expenses incurred in the course of its operations including, but not limited to, the following: all fees and expenses of the Private Market Assets in which the Fund invests (“Acquired Fund Fees”), management fees, fees and expenses associated with a credit facility, legal fees, administrator fees, audit and tax preparation fees, custodial fees, transfer agency fees, registration expenses, expenses of the Board and other administrative expenses. Certain of these operating expenses are subject to an expense limitation agreement (“Expense Limitation and Reimbursement Agreement” as further discussed in Note 4). Expenses are recorded on an accrual basis and allocated pro-rata to Shares based upon average net assets to total net assets at each Determination Date. Closing costs associated with the purchase of Secondary Investments, Primary Investments and Co-Investments are included in the cost of the investment.

Federal Income Taxes

For U.S. federal income tax purposes, the Fund has elected to be treated, and intends to qualify annually, as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable net investment income and net realized capital gains to Shareholders each year and by meeting certain diversification and income requirements with respect to investments. If the Fund were to fail to meet the requirements to qualify as a RIC, and if the Fund were ineligible to or otherwise unable to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions of earnings and profits would be taxable to Shareholders as ordinary income.

The Fund’s tax year is the 12-month period ending September 30. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2023, the 2023 tax year is subject to examination by the major tax jurisdictions under the statute of limitations (generally, the three prior taxable years).

Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes under U.S. GAAP. Differences may be permanent or temporary. Permanent differences, including book/tax differences relating to Shareholder distributions, are reclassified among capital accounts in the consolidated financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse in the future. The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities due to temporary book/tax differences. These amounts will be finalized before filing the Fund’s federal tax return.

StepStone Private Infrastructure Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS September 30, 2023 (Unaudited) (Continued)
2. Summary of Significant Accounting Policies (continued)

STRUCTURE LLC, a wholly-owned subsidiary of the Fund, is a domestic limited liability company that has elected to be treated as a C-corporation for federal and state income tax purposes and is required to account for its estimate of income taxes through the establishment of a deferred tax asset or liability. The Fund recognizes deferred income taxes for temporary differences in the basis of assets and liabilities for financial and income tax purposes. Deferred tax assets are recognized for deductible temporary differences, tax credit carryforwards or net operating loss carryforwards and deferred tax liabilities are recognized for taxable temporary differences. To the extent STRUCTURE LLC has a deferred tax asset, consideration is given to whether or not a valuation allowance is required.

The STRUCTURE Cayman subsidiaries, wholly-owned by the Fund, are not subject to U.S. federal and state income taxes and are treated as entities disregarded as separate from their sole owner, the Fund, for U.S. federal income tax purposes.

Organizational and Offering Costs

During the period from Inception through the Commencement of Operations, the Fund incurred organizational costs of $0.2 million. The organizational costs paid by the Adviser will be reimbursed by the Fund in accordance with the Expense Limitation and Reimbursement Agreement. Organizational costs consist primarily of costs to establish the Fund and enable it to legally conduct business.

During the period from Inception through the Commencement of Operations, the Fund incurred offering costs of $0.5 million. Offering costs are treated as deferred charges and, upon Commencement of Operations, amortized over a 12-month period using the straight-line method. During the period September 11, 2023 to September 30, 2023, the Fund amortized offering costs of $24,215 which is included in the Consolidated Statement of Operations. Offering costs paid by the Adviser will be reimbursed by the Fund in accordance with the Expense Limitation and Reimbursement Agreement. Offering costs consist primarily of legal fees, filing fees and printing costs in connection with the preparation of the registration statement and related filings. The Fund will continue to incur offering costs due to its continuously offered status.

Cash

Cash includes monies on deposit with UMB Bank N.A. (“UMB Bank”), the Fund’s custodian. Deposits, at times, may exceed the insurance limit guaranteed by the Federal Deposit Insurance Corporation. The Fund has not experienced any losses on deposits and does not believe it is exposed to significant credit risk on such deposits. There are no restrictions on the cash held by UMB Bank on the Fund’s behalf.

Investments Purchased Receivable

Investments purchased receivable represents secondary investments the Fund has agreed to acquire from a seller that are awaiting legal transfer of ownership to the Fund by the investment manager. Investments purchased receivable are recorded at cost.

Recently Adopted Regulatory Matters

On October 28, 2020, the Securities and Exchange Commission (“SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is a limited user of derivatives as specified in the rule. The Fund implemented Rule 18f-4 at the Commencement of Operations.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the

StepStone Private Infrastructure Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS September 30, 2023 (Unaudited) (Continued)
2. Summary of Significant Accounting Policies (continued)

1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund implemented Rule 2a-5 at the Commencement of Operations. The Board designated the Adviser as the party responsible for determination of fair values related to any or all Fund investments.

3. Fair Value Measurements

U.S. GAAP, ASC 820, defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1: Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level 1 include listed equities, registered money market funds and short-term investment vehicles.

Level 2: Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level 2 include corporate bonds and loans, and less liquid and restricted equity securities.

Level 3: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level 3 are equity and/or debt securities issued by private entities.

In accordance with ASC 820, certain portfolio investments fair valued using net asset value or adjusted net asset value (or its equivalent), adjusted for cash flows, as a practical expedient are not included in the fair value hierarchy. As such, investments in securities with a fair value of $9.9 million are excluded from the fair value hierarchy as of September 30, 2023.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s investments classified by fair value hierarchy as of September 30, 2023:

	Level 1	Level 2	Level 3	Investments Valued at NAV or Adjusted NAV	Total
Secondary Investments	$—	$—	$—	$9,937,406	$9,937,406
Total Investments	$—	$—	$—	$9,937,406	$9,937,406

StepStone Private Infrastructure Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS September 30, 2023 (Unaudited) (Continued)
3. Fair Value Measurements (continued)

Changes in inputs or methodologies used for valuing investments, including timing of reported net asset values of Secondary Investments reported by their investment managers, may result in transfers in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be indicative of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur.

4. Investment Adviser and Transactions with Affiliates

In consideration of its services to the Fund, the Adviser is entitled to a management fee (“Management Fee”) equal to 1.60% on an annualized basis of the Fund’s daily net assets. The Management Fee is accrued daily and payable monthly in arrears. The Adviser pays the Sub-Adviser 50% of the Management Fee. For the period September 11, 2023 through September 30, 2023, the Adviser earned $15,105 in Management Fees of which $15,105 was payable as of September 30, 2023.

The Adviser serves as the Fund’s administrator (“Administrator”) pursuant to an administration agreement (“Administration Agreement”) under which the Administrator provides administrative, accounting and other services. Pursuant to the Administration Agreement, the Fund pays the Administrator an administration fee (“Administration Fee”) in an amount up to 0.23% on an annualized basis of the Fund’s net assets. The Administration Fee is accrued daily based on the value of the net assets of the Fund as of the close of business on each business day (including any assets in respect of Shares that will be repurchased by the Fund on such date), payable monthly in arrears. For the period September 11, 2023 through September 30, 2023, the Administrator earned $2,171 in administration fees of which $2,171 was payable as of September 30, 2023.

The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term beginning with the Commencement of Operations and ending on the one-year anniversary thereof on September 10, 2024 (“Limitation Period”). The Adviser may extend the Limitation Period for a period of one year on an annual basis. The Expense Limitation and Reimbursement Agreement limits the amount of the Fund’s aggregate ordinary operating expenses, excluding certain specified expenses (“Specified Expenses”), borne by the Fund during the Limitation Period to an amount not to exceed 1.00% for Class I, D, S and T Shares, on an annualized basis, of the Fund’s daily net assets (“Expense Cap”). Specified Expenses that are not covered by the Expense Limitation and Reimbursement Agreement include: (i) the Management Fee; (ii) Acquired Fund Fees; (iii) transactional costs, including legal costs and brokerage commissions, associated with the acquisition and disposition of Private Market Assets and other investments; (iv) interest payments incurred on borrowing by the Fund; (v) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund; (vi) distribution and shareholder servicing fees, as applicable; (vii) taxes; and (viii) extraordinary expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence.

If the Fund’s aggregate ordinary operating expenses, in respect of any class of Shares, exceeds the Expense Cap applicable to that class of Shares, the Adviser will waive its Management Fee and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Adviser may also directly pay expenses on behalf of the Fund and waive reimbursement under the Expense Limitation and Reimbursement Agreement. To the extent that the Adviser waives its Management Fee, reimburses expenses to the Fund or pays expenses directly on behalf of the Fund, it is permitted to recoup from the Fund any such amounts for a period not to exceed three years from the month in which such fees and expenses were waived, reimbursed, or paid, even if such recoupment occurs after the termination of the Limitation Period. However, the Adviser may only recoup the waived fees, reimbursed expenses or directly paid expenses in respect of the applicable class of Shares if the ordinary operating expenses have fallen to a level below the relevant Expense Cap and the recouped amount does not raise the level of ordinary operating expenses in respect of a class of Shares in the month of recoupment to a level that exceeds any Expense Cap applicable at that time.

For the period from Inception through September 30, 2023, expenses in excess of the Expense Cap subject to recoupment under the Expense Limitation and Reimbursement Agreement combined for all share classes were $0.1 million. The Consolidated Statement of Assets and Liabilities includes a Due to Adviser of $0.6 million as of September 30, 2023 for the net of expenses paid by the Adviser and expenses in excess of the Expense Cap.

StepStone Private Infrastructure Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS September 30, 2023 (Unaudited) (Continued)

5. Sub-Administrator, Custodian and Transfer Agent

From the proceeds of the Administration Fee, the Administrator pays UMB Fund Services, Inc. (“Sub-Administrator”) a sub-administration fee to perform certain administrative and accounting services for the Fund on behalf of the Administrator. The sub-administration fee, pursuant to a sub-administration agreement and a fund accounting agreement, is paid monthly by the Administrator and is based on the value of the net assets of the Fund as of the close of business on each business day, subject to an annual minimum.

UMB Bank serves as the Fund’s custodian (“Custodian”) pursuant to a custody agreement. As the Custodian, UMB Bank holds the Fund’s domestic assets. Foreign assets are held by sub-custodians. For the period September 11, 2023 through September 30, 2023, the Custodian earned $1,246 in custody fees of which $1,246 was payable as of September 30, 2023.

UMB Fund Services, Inc. serves as the Fund’s transfer agent (“Transfer Agent”) pursuant to a transfer agency agreement. The Transfer Agent, among other things, receives and processes purchase orders, effects issuance of Shares, prepares and transmits payments for distributions, receives and processes repurchase offers and maintains records of account. For the period September 11, 2023 through September 30, 2023, the Transfer Agent earned $5,616 in transfer agent fees of which $5,616 was payable as of September 30, 2023.

6. Distribution and Shareholder Servicing Plan

UMB Distribution Services, LLC serves as the Fund’s distributor (“Distributor”) pursuant to a distribution agreement. The Distributor distributes the Shares of the Fund, in compliance with Rule 12b-1 under the Investment Company Act. The Distributor is authorized to enter into Sub-Distribution Agreements with brokers, dealers and certain RIAs and other financial intermediaries to effect the distribution of Shares of the Fund. The Fund pays a distribution and shareholder servicing fee out of the net assets of Class S Shares and Class T Shares at the annual rate of 0.85% of the aggregate NAV of each Class S Shares and Class T Shares. The Fund pays a shareholder servicing fee out of the net assets of Class D Shares at the annual rate of 0.25% of the aggregate NAV of Class D Shares. Distribution and shareholder servicing fees are determined and accrued daily based on the net assets of the Share Class as of the close of business on each business day (including any assets in respect of Shares that will be repurchased by the Fund on such date). Class I Shares are not subject to a distribution and shareholder servicing fee. For the period September 11, 2023 through September 30, 2023, no distribution or shareholder servicing fees were incurred.

7. Revolving Credit Facility

Effective September 7, 2023, the Fund entered into a revolving credit agreement (“Credit Facility”), as amended from time to time, with Texas Capital Bank allowing the Fund to borrow up to $50.0 million (“Commitment”) from a syndicate of lenders. The purpose of the Credit Facility is to provide short-term working capital, primarily to bridge the timing of the Fund’s acquisition of Private Market Assets in advance of the receipt of investor subscriptions. The Commitment termination date is September 5, 2025. When borrowing on the Credit Facility, the Fund can select a “Base Rate Borrowing” or “Term SOFR Borrowing” (each a “Loan Type”). The interest rate associated with each Loan Type will be determined at the time of such borrowing and is comprised of a reference rate plus an applicable margin of 2.50% for Base Rate Borrowings or 3.50% for Term SOFR Borrowings. The average interest rate on short-term borrowings during the period September 11, 2023 through September 30, 2023 was 8.92%. The Credit Facility has an unused fee of 0.40% per annum on the average daily unused balance when the current outstanding balance equals or exceeds 25% of the maximum principal amount available and 0.60% per annum otherwise. In conjunction with the Credit Facility, the Fund incurred an upfront fee of 0.40% which is being amortized in the Consolidated Statement of Operations over the two-year term of the Credit Facility. For the period September 11, 2023 through September 30, 2023, expenses charged to the Fund related to the Credit Facility were $34,076. The average daily short-term borrowings outstanding during the period September 11, 2023 through September 30, 2023 were $0.5 million.

StepStone Private Infrastructure Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS September 30, 2023 (Unaudited) (Continued)
7. Revolving Credit Facility (continued)

The following table provides a summary of the key characteristics of the Credit Facility as of September 30, 2023:

Current Balance (in millions)	$8.8
Maximum Principal Amount Available (in millions)	$50.0
Inception Date	September 7, 2023
Maturity Date	September 5, 2025
Unused Fee(1)	0.40% – 0.60% per annum

(1)   The Fund is charged a fee on the daily average unused amount of the Credit Facility

8. Commitments and Contingencies

As of September 30, 2023, the Fund has contractual unfunded commitments to provide additional funding of $1.5 million to certain investments. The commitments to investments are subject to certain terms and conditions prior to closing of the relevant transactions. There can be no assurance that such transactions will close as expected or at all.

ASC 460-10, Guarantees — Overall, requires entities to provide disclosure and, in certain circumstances, recognition of guarantees and indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of indemnification arrangements. The Fund’s exposure under these arrangements, if any, cannot be quantified. However, the Fund has not had claims or losses pursuant to these indemnification arrangements and expects the potential for a material loss to be remote.

The Fund may, from time to time, be party to various legal matters arising in the ordinary course of business, including claims and litigation proceedings. Although the ultimate outcome of the foregoing matters, if any, cannot be ascertained at this time, it is the opinion of the Adviser, after consultation with counsel, that the resolution of such matters would not have a material adverse effect on the Fund’s consolidated financial statements.

9. Capital Share Transactions

The Fund offers four separate classes of shares of beneficial interest designated as Class I Shares, Class D Shares, Class S Shares and Class T Shares. Each class of Shares is subject to different fees and expenses.

The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment for Class I may be reduced at the Adviser’s discretion. The minimum initial investment in Class D Shares, Class S Shares and Class T Shares by an investor is $25,000. Investors purchasing Class S Shares and Class T Shares may be charged a sales load up to a maximum of 3.50%. Investors purchasing Class I Shares and Class D Shares are not charged a sales load. The Fund accepts initial and additional purchases of Shares daily at the Fund’s then-current NAV per share (determined as of the prior day close of business).

The following table summarizes the Capital Share transactions for the period September 11, 2023 through September 30, 2023:
	For the Period Ended September 30, 2023*
Proceeds from shares issued	Shares	Dollar Amounts
Class I	2,534,768	$25,347,360
Class D	1,000	10,000
Class S	1,000	10,000
Class T	1,000	10,000
Increase in Shares and Net Assets	2,537,768	$25,377,360

*   The Fund commenced operations on September 11, 2023.

StepStone Private Infrastructure Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS September 30, 2023 (Unaudited) (Continued)
9. Capital Share Transactions (continued)

Beginning December 2023, the Fund intends to conduct quarterly offers to repurchase a minimum of 5.00% and up to a maximum of 25.00% of the outstanding Shares at NAV, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed in Note 1). No Shareholder will have the right to require the Fund to repurchase such Shareholder’s Shares or any portion thereof. In the event that Shareholders, in the aggregate, submit for repurchase more than the number of Shares that the Fund will offer to repurchase, the Fund may repurchase the Shares on a pro rata basis, which may result in the Fund not honoring the full amount of a Share repurchase requested by a Shareholder. In connection with any given quarterly repurchase offer, the Fund currently intends to repurchase 5.00% of its outstanding Shares. Any repurchase of Shares which have been held for less than one year by a Shareholder, as measured through the date of redemption, will be subject to an early repurchase fee equal to 2.00% of the NAV of the Shares repurchased by the Fund.

10. Dividend Reinvestment Plan

Pursuant to the dividend reinvestment plan (“DRIP”) established by the Fund, each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and all income and/or capital gains will automatically be reinvested in additional Shares unless such Shareholder specifically elects to receive all income and/or capital gain dividends in cash. A Shareholder is free to change this election at any time. If, however, a Shareholder requests to change its election within 30 days prior to a distribution, the request will be effective only with respect to distributions after the 30-day period.

11. Investment Transactions

For the period September 11, 2023 through September 30, 2023, purchases of Secondary Investments totaled $8.8 million, and there were no proceeds received from investments that would have represented a return of capital distributions.

12. Tax Information

The Fund has temporary differences primarily due to timing of the amortization of organizational and offering costs and differences between book and tax treatment of partnership and passive foreign investment company investments.

As of September 30, 2023, the Fund had no permanent book to tax differences.

As of September 30, 2023, the federal tax cost of investments and unrealized appreciation (depreciation) are as follows:

Gross unrealized appreciation	$1,126,733
Gross unrealized depreciation	—
Net unrealized appreciation (depreciation) on investments	$1,126,733
Tax cost of investments	$8,810,673

STRUCTURE LLC did not record a provision for income tax expense for the period September 11, 2023 through September 30, 2023 as the subsidiary did not recognize net investment income or realized and unrealized gains (losses) on investments during the period.

In accounting for income taxes, the Fund follows the guidance in ASC Topic 740, Accounting for Uncertainty in Income Taxes (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the consolidated financial statements. Management has concluded there were no uncertain tax positions as of September 30, 2023 for federal income tax purposes or in the Fund’s state and local tax jurisdictions. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as tax expense in the Consolidated Statement of Operations. For the period September 11, 2023 through September 30, 2023, the Fund did not incur any interest or penalties. The Fund did not have any unrecognized tax benefits as of September 30, 2023.

StepStone Private Infrastructure Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS September 30, 2023 (Unaudited) (Continued)

13. Risk Factors

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

14. Activities Prior to Commencement of Operations

The Fund prepared its seed financial statements for the period from Inception to June 16, 2023. During the period from June 17, 2023 through the Commencement of Operations, the Fund engaged in various activities in preparation for the offering of Shares and incurred further costs in relation to the offering, including various legal expenses and printing costs as disclosed in Note 2.

15. Subsequent Events

On November 10, 2023, the Fund commenced a repurchase offer with a valuation date of December 15, 2023.

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. The Adviser has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s consolidated financial statements or the accompanying notes.

StepStone Private Infrastructure Fund
Other Information September 30, 2023 (Unaudited)

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (704) 215-4300 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (888) 882-8212 or by accessing the Fund’s Form N-PX on the SEC’s website at sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at sec.gov. or without charge and upon request by calling the Fund at (704) 215-4300.

StepStone Private Infrastructure Fund
Approval of Investment Advisory and Sub-Advisory Agreements September 30, 2023 (Unaudited)

At an in-person meeting of the Board of Trustees (the “Board”) of StepStone Private Infrastructure Fund (the “Fund”) held on May 24, 2023 (the “Meeting”), the Board, including a majority of the Trustees who are not considered to be “interested persons” of the Fund (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously voted to approve for an initial two-year period each of the following: (i) an investment advisory agreement by and between StepStone Group Private Wealth LLC (the “Adviser”) and the Fund (the “Advisory Agreement”); and (ii) a separate sub-advisory agreement by and among StepStone Group Real Assets LP (the “Sub-Adviser” and collectively with the Adviser, the “Advisers”), the Adviser and the Fund (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”).

In connection with their consideration of whether to approve the Agreements, the Board received and reviewed information provided by the Advisers relating to the Fund, the Agreements and the Advisers, including comparative fee and expense information and other information regarding the respective nature, extent and quality of services to be provided by each Adviser under the Agreements. The materials provided to the Board generally included, among other items: (i) information on the Fund’s management fees and other expenses, including information comparing the management fees to be paid by the Fund to those of a peer group of funds; (ii) information about each Adviser’s estimated profitability with respect to the Agreements; (iii) a memorandum prepared by each Adviser in response to a request submitted by legal counsel to the Funds (each, a “Response Memorandum”), including a description of each Adviser’s business, a copy of each Adviser’s Form ADV, and certain other information about each Adviser to be considered in connection with the review by the members of the Board; and (iv) a memorandum from legal counsel to the Funds on the responsibilities of the Board in considering for approval investment advisory and investment sub-advisory arrangements under the 1940 Act. The Board, including the Fund’s Independent Trustees, also considered other matters such as: (i) the Fund’s investment objective and strategies; (ii) the Advisers’ investment personnel and operations, including the personnel and other resources devoted to the Fund; (iii) the Advisers’ financial results and financial condition; (iv) the resources to be devoted to the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies and procedures; (v) the Advisers’ policies with respect to allocation of investments and seeking best execution; and (vi) possible conflicts of interest. Throughout the process, the Board had the opportunity to ask questions of and request additional materials from the Advisers.

In determining whether to approve the Agreements for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. The Board, including the Independent Trustees, did not identify any single factor as determinative. Individual members of the Board may have evaluated the information presented differently from one another, giving different weights to various factors in considering whether to approve the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and, throughout the evaluation process, the Board was assisted by counsel for the Fund. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the Agreements is provided below.

Advisory Agreement

Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement included the factors listed below.

The nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement. The Board considered the responsibilities the Adviser would have under the Advisory Agreement, and the services that would be provided by the Adviser to the Fund, including, without limitation, the management, oversight, operational, and governance services that the Adviser and its employees would provide to the Fund, the services already provided by the Adviser related to organizing the Fund, the Adviser’s coordination of services for the Fund by its service providers, its compliance procedures and practices, and its efforts to promote the Fund. The Board also considered the background and experience of the Adviser’s senior management personnel. The Board noted that certain of the Fund’s officers are employees of the Adviser or its affiliates and serve the Fund without additional compensation from the Fund. The Board further considered information regarding the Adviser’s program designed to ensure compliance with federal securities and other applicable laws and the Adviser’s risk management processes. After reviewing the foregoing information and further information in the Adviser’s Response Memorandum (which included, among other information, descriptions of the Adviser’s business and the Adviser’s Form ADV) and discussing the Adviser’s proposed services to the Fund, the Board concluded that the quality, extent, and nature of the services proposed to be provided by the Adviser would be satisfactory and appropriate for the Fund.

StepStone Private Infrastructure Fund
Approval of Investment Advisory and Sub-Advisory Agreements September 30, 2023 (Unaudited) (Continued)

Investment management capabilities and experiences of the Adviser. The Board considered the quality of the services to be provided and the quality of the Adviser’s resources that are available to the Fund. The Board evaluated the Adviser’s advisory, operational, governance, distribution, legal, compliance, and risk management services, among other services, and information the Board received regarding the experience and professional qualifications of the Adviser’s key personnel and the size and functions of its staff. The Board noted that the Adviser is a wholly owned subsidiary of StepStone Group LP and leverages the infrastructure of StepStone Group LP to support its operations, which includes working closely with key personnel of the StepStone Group LP. After consideration of these factors, the Board determined that the Adviser would be an appropriate investment advisor for the Fund.

Performance. The Board considered that the Fund had no operational history and that its performance was not a factor at this time in deciding whether to approve the Advisory Agreement.

Cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund. The Board examined and evaluated the fee arrangement between the Adviser and the Fund under the proposed Advisory Agreement, including as compared with the fees and expenses of certain unaffiliated closed-end funds operated as interval funds considered by the Adviser to have similar investment objectives and strategies to the Fund (the “Peer Group”). The Board considered information about the Adviser’s estimated profitability with respect to the Fund, as well as the expected costs of services provided by the Adviser to the Fund. The Board received and reviewed information relating to the financial condition of the Adviser and its affiliates. The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name and enhancement of its reputation in the industry. Upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Fund are appropriate and representative of arm’s-length negotiations.

Economies of Scale. The Board considered the size and growth prospects of the Fund and how it relates to the structure of the Fund’s management fee schedule, which does not include breakpoints. The Board considered that the Fund’s growth prospects were uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Advisory Agreement at the present time.

Comparison of fees to be paid to those under other investment advisory contracts. In evaluating the management fees and other expenses the Board considered the Fund’s management fees in absolute terms and as compared with the fees and expenses of the Peer Group. Based upon the comparative fee information provided, the Board noted that the Fund’s management fees were generally in line with the Peer Group. The Board also considered the Adviser’s commitment pursuant to the expense limitation agreement with the Fund whereby the Adviser would agree to pay, absorb, or reimburse the Fund’s aggregate monthly ordinary operating expenses, excluding certain specified expenses, in order to limit the operating expenses of each share class of the Fund to 1.00%, on an annualized basis, of the Fund’s daily net assets. The Board considered the level of the Fund’s management fees in light of the level of service expected to be received from the Adviser and the strategies to be employed in managing the Fund.

Benefits derived or to be derived by the Adviser from its relationship with the Fund. The Board considered “fall-out” or ancillary benefits that would accrue to the Adviser as a result of its relationship with the Fund (other than the advisory fee), including non-quantifiable reputational benefits. The Board noted in this regard that the Adviser continues to evaluate and pursue opportunities to provide advisory services to additional funds or other vehicles with overlapping investment strategies, and that the track record of the Fund may enhance the Adviser’s ability to market its services and win such mandates.

Sub-Advisory Agreement

Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Advisory Agreement included the factors listed below.

The nature, extent, and quality of the services to be provided to the Fund under the Sub-Advisory Agreement. The Board considered the responsibilities the Sub-Adviser would have under the Sub-Advisory Agreement and the services that would be provided by the Sub-Adviser including, without limitation, the investment advisory services and the Sub-Adviser’s compliance procedures and practices. The Board also considered the background, and experience of the Sub-Adviser’s senior management personnel and the qualifications, background, and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management services for the Fund. After reviewing the

StepStone Private Infrastructure Fund
Approval of Investment Advisory and Sub-Advisory Agreements September 30, 2023 (Unaudited) (Continued)

foregoing information and further information in the materials, including the Sub-Adviser’s Response Memorandum (which included, among other information, descriptions of the Sub-Adviser’s business and the Sub-Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by the Sub-Adviser would be satisfactory and appropriate for the Fund.

The investment management capabilities and experience of the Sub-Adviser. The Board evaluated the investment management experience of the Sub-Adviser, noting that the Sub-Adviser currently manages accounts that use an investment strategy similar to that proposed for the Fund (although none of the accounts are registered investment companies). The Board also considered that the Fund will benefit from the scale and resources of the Sub-Adviser and its affiliates. It was noted that the Sub-Adviser was formed in 2014 and oversees approximately $75 billion of infrastructure and real assets allocations. The Board discussed with the Sub-Adviser the investment objective and strategies of the Fund and the Sub-Adviser’s plans for implementing the Fund’s strategies. After considering these factors, the Board determined that the Sub-Adviser would be an appropriate Sub-Adviser to the Fund.

Performance. The Board considered that the Fund had no operational history and that its performance was not a factor at this time in deciding whether to approve the Sub-Advisory Agreement.

The costs of the services to be provided and profits to be realized by the Sub-Adviser from its relationship with the Fund. The Board reviewed the proposed fee to be paid under the Sub-Advisory Agreement, which would not be paid by the Fund. The Board considered information about the Sub-Adviser’s estimated profitability with respect to the Fund, as well as the costs of services provided by the Sub-Adviser to the Fund. The Board received and reviewed information relating to the financial condition of the Sub-Adviser and its affiliates. Upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Sub-Adviser by the Adviser under the Sub-Advisory Agreement are appropriate and representative of arm’s-length negotiations.

Economies of Scale. The Board considered the size and growth prospects of the Fund and how it relates to the structure of the Fund’s management fee schedule, noting that the Adviser is responsible for the payment of sub-advisory fees to the Sub-Adviser. The Board considered that the Fund’s growth prospects were uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Sub-Advisory Agreement at the present time.

Other benefits to be derived by the Sub-Adviser from its relationship with the Fund. The Board considered “fall-out” or ancillary benefits that would accrue to the Sub-Adviser as a result of its relationship with the Fund (other than the sub-advisory fee), including non-quantifiable reputational benefits. The Board noted in this regard that the Sub-Adviser continues to evaluate and pursue opportunities to provide advisory services to additional funds or other vehicles with overlapping investment strategies, and that the track record of the Fund may enhance the Sub-Adviser’s ability to market its services and win such mandates.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision on the approval of the Agreements. In reaching this conclusion, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. Based on the discussions and considerations at the Meeting, the Board, including the Independent Trustees, voted to approve the Agreements.

Investment Adviser
StepStone Group Private Wealth LLC
128 S Tryon St., Suite 1600
Charlotte, NC 28202
www.stepstonepw.com

Investment Sub-Adviser
StepStone Group Real Assets LP
4225 Executive Square Suite 1600
La Jolla, CA 92037
Phone: (858) 558-9700

Custodian
UMB Bank, N.A.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Sub-Administrator, Transfer Agent and Sub-Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212-3949
Phone: (414) 299-2200

Distributor
UMB Distribution Services, LLC
235 W. Galena Street
Milwaukee, WI 53212-3949

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Manhattan West
New York, NY 10001

(b)    Not applicable.

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

(a)     Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Shareholders filed under Item 1(a) of this Form.

(b)     Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)     Not applicable for semi-annual report.

(b)     Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of trustees during the period covered by this report.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)     The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.  DISCLOSURE OF THE SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable

ITEM 13.  EXHIBITS.

(a)(1)	Not applicable for semi-annual report.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	StepStone Private Infrastructure Fund
By (Signature and Title)*	/s/ Robert W. Long
Robert W. Long, President
(Principal Executive Officer)
Date	December 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert W. Long
Robert W. Long, President
(Principal Executive Officer)
Date	December 7, 2023
By (Signature and Title)*	/s/ Kimberly S. Zeitvogel
Kimberly S. Zeitvogel, Treasurer
(Principal Financial Officer)
Date	December 7, 2023

____________

*        Print the name and title of each signing officer under his or her signature.